Fair Value Measurements (Details) - Schedule of changes Level 3 liabilities - Cartesian Growth Corp [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Fair Value at January 1, 2021	$ 5,872,113	$ 5,646,455	$ 10,328,609	$ 0
Initial fair value of public and private warrants				27,004,700
Transfer of public warrants to Level 1				(15,007,500)
Change in fair value	(2,785,685)	225,658	(4,682,154)	(1,668,591)
Fair Value at December 31, 2021	$ 3,086,428	$ 5,872,113	$ 5,646,455	$ 10,328,609